Label	Element	Value
Alger Health Sciences Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000003521_SupplementTextBlock	THE ALGER FUNDS Alger Health Sciences Fund Supplement dated December 3, 2015 to the Institutional Prospectus dated March 1, 2015, As Revised August 7, 2015 As Supplemented to Date
Risk/Return [Heading]	rr_RiskReturnHeading	Alger Health Sciences Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following replaces the table under the heading “Fund Fees and Expenses” on page 97 of the Institutional Prospectus:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jun. 22, 2016
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following replaces the table under the heading “Example” on page 97 of the Institutional Prospectus:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Alger Health Sciences Fund | Alger Health Sciences Fund Class Z
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.81%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	394
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	709
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,603

[1]	Fred Alger Management, Inc. has contractually agreed to reimburse Fund expenses (excluding interest, taxes, brokerage and extraordinary expenses) through June 22, 2016, to the extent necessary to limit the annual operating expenses of the Fund's Class Z Shares to .99% of the class's average net assets. This expense reimbursement cannot be terminated. Fred Alger Management, Inc. may recoup reimbursed expenses during the one-year term of the expense reimbursement contract if the expense ratio falls below the stated limitation.